       As filed with the Securities and Exchange Commission on November 9, 2007.


                                                      Registration No. 333-70730
                                                                        811-4113


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 18


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 39


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)


                            Thomas J. Loftus, Esquire


                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)


                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:


     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485



     [ ]  on _________ pursuant to paragraph (b) of Rule 485


     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      SUPPLEMENT DATED NOVEMBER 12, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE(R) VARIABLE ANNUITY, VENTURE(R) VANTAGE VARIABLE ANNUITY, VENTURE(R) III VARIABLE ANNUITY, VENTURE(R) VISION VARIABLE ANNUITY, AND VENTURE(R) STRATEGY Contracts issued before May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts").

You should read this Supplement together with the prospectus for the Contract you purchase and the Funds' prospectus, and retain all documents for future reference. If you would like another copy of either prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

MERGER OF SPECIAL VALUE TRUST INTO SMALL CAP VALUE TRUST

Effective after the close of business on November 9, 2007, Special Value Trust, an underlying Fund of the John Hancock Trust, merged into Small Cap Value Trust, another underlying Fund of the John Hancock Trust.

As a result, after that date, any Contract Value you invested in Special Value Trust will be invested in the Variable Investment Option corresponding to the Small Cap Value Trust, and you will not be able to allocate Contract Value or any Purchase Payments to a Variable Investment Option corresponding to the Special Value Trust. Therefore, you should disregard any reference in the Contract Prospectuses to the Special Value Trust except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF THE FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE OFFICE AT 1-800-344-1029 OR IN NEW YORK STATE AT 1-800-551-2078. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                                                                       333-71072
                                                                       333-70728
                                                                       333-70730
                                                                       333-70850
                                                                       333-71074
                                                                       333-70864
                                                                       033-79112
                                                                       033-46217
                                                                       333-83558
                                                                       333-61283

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      SUPPLEMENT DATED NOVEMBER 12, 2007 TO PROSPECTUSES DATED MAY 1, 2007

                     New Variable Annuity Investment Options


This Supplement describes two new Funds in the John Hancock Trust - American Fundamental Holdings Trust and American Global Diversification Trust - that are now available as Investment Options to your Contract. The new Investment Options are also available if you have purchased a guaranteed minimum withdrawal benefit Rider under your Contract.

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE(R) VARIABLE ANNUITY (except VEN 1), VENTURE(R) VANTAGE VARIABLE ANNUITY, VENTURE(R) III VARIABLE ANNUITY, VENTURE(R) VISION VARIABLE ANNUITY and VENTURE(R) STRATEGY VARIABLE ANNUITY Contracts (the "Contracts") issued prior to May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.


--------------------------------------------------------------------------------
You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), including the prospectus supplement dated October 1, 2007 entitled "Principal Returns Rider" (the "Principal Returns Rider supplement") and, if applicable, the prospectus supplement dated November 5, 2007 for all listed contracts except Venture(R) Strategy Variable Annuity Contracts entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders", and retain all documents for future reference. If you would like another copy of the annuity prospectus, including the Principal Returns Rider supplement, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------


AMERICAN FUNDAMENTAL HOLDINGS TRUST AND AMERICAN GLOBAL DIVERSIFICATION TRUST
We revise the information in the list of Investment Options on the front page of the Prospectus to include the American Fundamental Holdings Trust and the American Global Diversification Trust as follows. We show the Fund's manager (i.e., subadviser) in bold above the name of the Fund:


                      -------------------------------------
                      MFC GLOBAL INVESTMENT MANAGEMENT
                      (U.S.A.) LIMITED
                      -------------------------------------
                      American Fundamental Holdings Trust
                      American Global Diversification Trust
                      -------------------------------------


We revise disclosure of the prospectus section entitled "Fee Tables" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                         ACQUIRED         TOTAL      CONTRACTUAL       NET
                                     MANAGEMENT   12b-1      OTHER     FUND FEES AND    OPERATING      EXPENSE      OPERATING
                                        FEES      FEES    EXPENSES(1)    EXPENSES      EXPENSES(2)  REIMBURSEMENT   EXPENSES
------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK TRUST (SERIES II):
------------------------------------------------------------------------------------------------------------------------------
American Fundamental Holdings *         0.05%     0.75%     0.04%          0.40%          1.24%          0.05%        1.19%
------------------------------------------------------------------------------------------------------------------------------
American Global Diversification*        0.05%     0.75%     0.04%          0.63%          1.47%          0.05%        1.42%
------------------------------------------------------------------------------------------------------------------------------


*(numbered sequentially in the Prospectus) The management fee of 0.05% of average annual net assets is being waived until November 1, 2008. This waiver may be terminated any time after November 1, 2008.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Funds-of-Funds and Master-Feeder Funds
Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:


                               JOHN HANCOCK TRUST
  We show the Fund's manager (i.e., subadviser) in bold above the name of the
            Fund and we list the Funds alphabetically by subadviser.
   The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (See Optional Benefits).

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
     American Fundamental     Seeks long-term growth of capital. To do this, the
     Holdings Trust           Fund invests primarily in four Underlying Funds of
                              the American Funds Insurance Series: Bond Fund,
                              Growth Fund, Growth-Income Fund, and International
                              Fund. The Fund is permitted to invest in six other
                              Underlying Funds of the American Funds Insurance
                              Series as well as other Underlying Funds, each of
                              which is described in the Fund prospectus.
     American Global          Seeks long-term growth of capital. To do this, the
     Diversification          Fund invests primarily in five Underlying Funds of
                              the American Funds Insurance Series: Bond Fund,
                              Global Growth Fund, Global Small Capitalization
                              Fund, High-Income Bond Fund, and New World Fund.
                              The Fund is permitted to invest in five other
                              Underlying Funds of the American Funds Insurance
                              Series as well as other Underlying Funds, each of which is described in the Fund prospectus.

The Investment Options that invest in the American Fundamental Holdings Trust and the American Global Diversification Trust are eligible as Investment Options under the guaranteed minimum withdrawal benefit Riders offered with your Contract. We revise disclosure in the prospectus section entitled "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" to include additional information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Available Individual Investment Options
If you purchase a Contract with any of our currently offered guaranteed minimum withdrawal benefit Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Funds:

     [listed Funds, now including:]

         -    American Fundamental Holdings Trust
         -    American Global Diversification Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.

YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR IN NEW YORK STATE AT-1-800-551-2078. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED NOVEMBER 12, 2007





                                                     333-71072      033-79112
                                                     333-70728      033-46217
                                                     333-70730      333-83558
                                                     333-70850      333-61283
                                                     333-71074
                                                     333-70864

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      SUPPLEMENT DATED NOVEMBER 12, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 that describe WEALTHMARK VARIABLE ANNUITY AND WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued on or after May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

You should read this Supplement together with the prospectus for the Contract you purchase and the Funds' prospectus, and retain all documents for future reference. You should read the Funds' prospectus carefully before investing in the corresponding Variable Investment Option. If you would like another copy of either prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

ADDITIONAL VARIABLE INVESTMENT OPTIONS

Effective November 12, 2007, we are adding additional Variable Investment Options that invest in the following corresponding Funds of the John Hancock
Trust:

American Fundamental Holdings Trust
American Global Diversification Trust
American Global Growth Trust
American Global Small Cap Trust
American High-Income Bond Trust
American New World Trust
High Income Trust
Mid Cap Intersection Trust

The American Global Growth Trust, the American Global Small Cap Trust, the American High-Income Bond Trust, the American New World Trust, the High Income Trust, and the Mid Cap Intersection Trust are not available if you purchase a Contract with the Guaranteed Principal Plus Rider or the Guaranteed Principal Plus for Life Rider. We revise the information in the list of Variable Investment Options on the front page of the Prospectus to include the above-referenced Funds as follows. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:

          CAPITAL RESEARCH AND MANAGEMENT COMPANY
          (Adviser to the American Fund Insurance Series)
             American Fundamental Holdings Trust
             American Global Diversification Trust
             American Global Growth Trust
             American Global Small Cap Trust
             American High-Income Bond Trust
             American New World Trust
          MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
             High Income Trust
          WELLINGTON MANAGEMENT COMPANY, LLP
             Mid Cap Intersection Trust

We revise disclosure of the prospectus section entitled "Fee Tables" to include information on the Funds as follows:

                                                                        ACQUIRED        TOTAL       CONTRACTUAL       NET
                                   MANAGEMENT   12B-1      OTHER        FUND FEES     OPERATING       EXPENSE      OPERATING
                                      FEES       FEES   EXPENSES(1)   AND EXPENSES   EXPENSES(2)   REIMBURSEMENT    EXPENSES
                                   ----------   -----   -----------   ------------   -----------   -------------   ---------
AMERICAN FUNDAMENTAL HOLDINGS*
Series II Class                       0.05%     0.75%      0.04%         0.40%          1.24%          0.05%          1.19%
AMERICAN GLOBAL DIVERSIFICATION*
Series II Class                       0.05%     0.75%      0.04%         0.63%          1.47%          0.05%          1.42%
HIGH INCOME**
Series II Class                       0.68%     0.25%      0.06%           --           0.99%            --           0.99%
MID CAP INTERSECTION**
Series II Class                       0.87%     0.25%      0.07%           --           1.19%            --           1.19%

*    See notes beginning after next table.

                                           FEEDER FUNDS(9)                       MASTER FUND(9)
                              -----------------------------------------   -----------------------------
                                                                TOTAL                                     TOTAL MASTER
                              MANAGEMENT   12B-1    OTHER     OPERATING   MANAGEMENT   12B-1     OTHER      & FEEDER
                                 FEES       FEES   EXPENSES    EXPENSES    FEES(10)     FEES   EXPENSES     EXPENSES
                              ----------   -----   --------   ---------   ----------   -----   --------   ------------
AMERICAN GLOBAL GROWTH**
Series II Class                   --       0.75%     0.03%      0.78%        0.55%      --       0.04%        1.37%
AMERICAN GLOBAL SMALL
   CAPITALIZATION**
Series II Class                   --       0.75%     0.03%      0.78%        0.72%      --       0.05%        1.55%
AMERICAN HIGH-INCOME BOND**
Series II Class                   --       0.75%     0.03%      0.78%        0.48%      --       0.01%        1.27%
AMERICAN NEW WORLD**
Series II Class                   --       0.75%     0.03%      0.78%        0.81%      --       0.08%        1.67%

* (numbered sequentially in the Prospectus) The management fee of 0.05% of average annual net assets is being waived until November 1, 2008. This waiver may be terminated any time after November 1, 2008.

** For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates which reflect what actual expenses are expected to be incurred over the next year.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High-Income Bond, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the Funds as follows:

                               JOHN HANCOCK TRUST
              (We show the Fund's manager (i.e. subadviser) in bold
                           above the name of the Fund)

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance
                        Series) - ADVISER TO MASTER FUND

    American Global Growth Trust         Seeks to make the shareholders' investment grow over time.
                                         To do this, the Fund invests all of its assets in the
                                         master fund, Class 1 shares of the American Funds Insurance
                                         Series Global Growth Fund, which invests primarily in
                                         common stocks of companies located around the world.

   American Global Small Cap Trust       Seeks to make the shareholders' investment grow over time.
                                         To do this, the Fund invests all of its assets in the
                                         master fund, Class 1 shares of the American Funds Insurance
                                         Series Global Small Capitalization Fund, which invests
                                         primarily in stocks of smaller companies located around the world. Normally, the Fund invests at least 80% of its
                                         assets in equity securities of companies with small market capitalizations.

   American High-Income Bond Trust       Seeks to provide a high level of current income and,
                                         secondarily, capital appreciation. To do this, the Fund
                                         invests all of its assets in the master fund, Class 1
                                         shares of the American Funds Insurance Series High-Income
                                         Bond Fund, which invests at least 65% of its assets in
                                         higher yielding and generally lower quality debt
                                         securities, and normally invests at least 80% in bonds and up to 20% in equity securities.

   American New World Trust              Seeks to make the shareholders' investment grow over time.
                                         To do this, the Fund invests all of its assets in the
                                         master fund, Class 1 shares of the American Funds Insurance
                                         Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with
                                         developing economies and/or markets.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   American Fundamental Holdings Trust   Seeks long-term growth of capital. To do this, the Fund
                                         invests primarily in four Underlying Funds of the American
                                         Funds Insurance Series: Bond Fund, Growth Fund,
                                         Growth-Income Fund, and International Fund. The Fund is
                                         permitted to invest in six other Underlying Funds of the
                                         American Funds Insurance Series as well as other Underlying
                                         Funds, each of which is described in the Fund prospectus.

   American Global Diversification       Seeks long-term growth of capital. To do this, the Fund
                                         invests primarily in five Underlying Funds of the American
                                         Funds Insurance Series: Bond Fund, Global Growth Fund,
                                         Global Small Capitalization Fund, High-Income Bond Fund,
                                         and New World Fund. The Fund is permitted to invest in five other Underlying Funds of the American Funds Insurance
                                         Series as well as other Underlying Funds, each of which is described in the Fund prospectus.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   High Income Trust                     Seeks a high level of current income; capital appreciation is a secondary goal. To do this, the Fund invests at least
                                         80% of its net assets in U.S. and foreign fixed-income
                                         securities that are rated BB/Ba or lower or are unrated
                                         equivalents.

WELLINGTON MANAGEMENT COMPANY, LLP
   Mid Cap Intersection Trust            Seeks long-term growth of capital. To do this, the Fund
                                         invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital
                                         appreciation potential.

The Variable Investment Options that invest in the American Fundamental Holdings Trust and the American Global Diversification Trust are eligible as Investment Options under the guaranteed minimum withdrawal benefit Riders offered with your Contract. We revise disclosure in the prospectus section entitled "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" in "Appendix D:
Optional Guaranteed Minimum Withdrawal Benefits" to include additional information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Available Individual Investment Options

If you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, we restrict the Investment Options to which you may allocate your Contract Value. You may currently allocate Contract Value to Investment Options that invest in the following Funds:

     [listed Funds, now including:]

          -    American Fundamental Holdings Trust

          -    American Global Diversification Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market B Investment Option or any available DCA Fixed Investment Option in connection with your selected Investment Options.

                       SUPPLEMENT DATED NOVEMBER 12, 2007

               333-70728
               333-70730
               333-70850
               033-79112
               333-83558

                                    VERSION A
                           (Venture Variable Annuity)
                                (prior contracts)


     (Incorporated by reference to File No. 333-70730, filed on May 1, 2007)


                                    VERSION B
                                  (Wealthmark)


     (Incorporated by reference to File No. 333-70730, filed on May 1, 2007)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION


     (Incorporated by reference to File No. 333-70730, filed on May 1, 2007)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

  DATE OF CHANGE                   OLD NAME                               NEW NAME
  --------------                   --------                               --------
October 1, 1997      NASL Variable Account                   The Manufacturers Life Insurance
                                                             Company of North America Separate
                                                             Account A

October 1, 1997      North American Security Life            The Manufacturers Life Insurance
                     Insurance Company                       Company of North America

November 1, 1997     NAWL Holding Co., Inc.                  Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.             Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance        John Hancock Life Insurance Company
                     Company (U.S.A.) Separate Account A     (U.S.A.) Separate Account A

January 1, 2005      The Manufacturers Life Insurance        Company John Hancock Life Insurance
                     (U.S.A.)                                Company (U.S.A.)

January 1, 2005      Manulife Financial Securities LLC       John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC   John Hancock Investment Management
                                                             Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). (Including Part B of the Registrant's Form N-4 incorporated by reference herein) filed on May 1, 2007.



          (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). (Including Part B of the Registrant's Form N-4 incorporated by reference herein) filed on May 1, 2007.


     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement-- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by
                    reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                    Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

          (4)  (i)  (A)  Form of Specimen Flexible Purchase Payment Individual
                         Deferred Variable Annuity Contract, Non-Participating (v20/21) - Incorporated by reference to Exhibit
                         (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

               (ii) (B) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                         (v7) - Incorporated by reference to Exhibit
                         (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

                         (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                         (2)  Form of Specimen Endorsements to Contract (v7):
                              (i) Individual Retirement Annuity Endorsement;
                              (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans -- Previously filed as Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                    (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998

                    (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                    (E)  Form of Roth Individual Retirement Annuity Endorsement
                         - Previously filed as Exhibit (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

               (iii) Form of Guaranteed Income Rider (v20/21) -- Previously
                    filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment to Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

               (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit
                    (b)(6)(v) to Form N-4, file no. 333-70728, filed May 1,
                    2007.

          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life &
                    Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement with Peoples Security Life
                    Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incoporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the "Post-Effective Amendment No. 1").

                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7)
                    (vi) to Post Effective Amendment No. 1.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(viii) to Post Effective Amendment No. 1.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit (7)(viii)(i) to Post Effective Amendment No. 1.

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit
                    (7)(ix) to Post Effective Amendment No. 1.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

               (iii) Amendment to Remote Service Agreement dated March 1999 with
                    CSC Continuum Inc. - Incorporated by reference to Exhibit
                    (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.


          (10) Written consent of Ernst & Young LLP, independent auditors Incorporated by reference to Exhibit (b)(10) to the registration statement on Form N-4, file number 333-70728, filed May 1, 2007.


          (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- NOT APPLICABLE.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.


          (15) Powers of Attorney (James R. Boyle, Marc Costantini, John D. DesPrez III, Steven Finch, Katherine MacMillan, Hugh McHaffie, John R. Ostler, Diana Scott, and Warren Thompson) - FILED HEREWITH





Item 25. Directors and Officers of the Depositor.


     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE SEPTEMBER 28, 2007



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
John D. DesPrez III*                  Chairman & President
Hugh McHaffie*                        Director, Executive Vice President, Wealth Management
James R. Boyle*                       Director, Executive Vice President, Life Insurance
Warren Thomson***                     Director, Executive Vice President, US Investments
Steven Finch*                         Director, Executive Vice President & General Manager, John Hancock Life Insurance
Marc Costantini*                      Director, Executive Vice President & General Manager, John Hancock Annuities
Diana Scott*                          Director, Senior Vice President, Human Resources
John R. Ostler**                      Director
Rex Schlaybaugh, Jr.*                 Director
Katherine  MacMillan**                Director, Executive Vice President & General Manager, John Hancock Retirement Plan Services
Jonathan Chiel*                       Executive Vice President & General Counsel
Steven R. McArthur**                  Executive Vice President & General Manager, Reinsurance
Lynne Patterson*                      Senior Vice President & Chief Financial Officer
Peter Levitt**                        Senior Vice President & Treasurer
Scott Hartz                           Executive Vice President and Chief Investment Officer, US Investments

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE SEPTEMBER 28, 2007



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
Emanuel Alves*                        Vice President, Counsel & Corporate Secretary
Kris Ramdial**                        Vice President, Treasury
John Brabazon                         Vice President & CFO, US Investments
Philip Clarkson*                      Vice President, Taxation
Brian Collins**                       Vice President, Taxation
Mitchell A. Karman*                   Vice President, Chief Compliance Officer & Counsel
Peter Mitsopoulos*                    Vice President, Treasury
Zahir Bhanji***                       Illustration Actuary


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Principal Subsidiaries

The following is a list of the directly and indirectly held major operating subsidiaries of Manulife Financial Corporation.

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   THE MANUFACTURERS LIFE INSURANCE COMPANY                       100 $14,440    Toronto, Canada Leading Canadian-based financial
                                                                                                 services company that offers a
                                                                                                 diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
      Manulife Holdings (Alberta) Limited                         100            Calgary, Canada Holding company
         Manulife Holdings (Delaware) LLC                         100           Delaware, U.S.A. Holding company
            The Manufacturers Investment Corporation              100           Michigan, U.S.A. Holding company
               John Hancock Life Insurance Company                100           Michigan, U.S.A. U.S. based life insurance company
                  (U.S.A.)                                                                       that provides individual life
                                                                                                 insurance, annuities, and group
                                                                                                 pension products in all states in
                                                                                                 the U.S. except New York
                  John Hancock Life Insurance Company of          100           New York, U.S.A. Provides group pension, individual
                     New York                                                                    annuities and life insurance
                                                                                                 products in the State of New York
                  John Hancock Investment Management              95             Massachusetts, Investment advisor
                     Services, LLC                                                               U.S.A.
               Manulife Reinsurance Limited                       100          Hamilton, Bermuda Provides life and financial
                                                                                                 reinsurance
         Manulife Holdings (Bermuda) Limited                      100          Hamilton, Bermuda Holding company
      Manufacturers P&C Limited                                   100               St. Michael, Provides property and casualty and
                                                                                        Barbados financial reinsurance
         Manufacturers Life Reinsurance Limited                   100               St. Michael, Provides life and financial
                                                                                        Barbados reinsurance
         Manulife International Holdings Limited                  100          Hamilton, Bermuda Holding company
            Manulife (International) Limited                      100           Hong Kong, China Life insurance company serving Hong
                                                                                                 Kong and Taiwan
               Manulife-Sinochem Life Insurance Co. Ltd.           51            Shanghai, China Chinese life insurance company
            Manulife Asset Management (Asia) Limited              100               St. Michael, Holding company
                                                                                        Barbados
               Manulife Asset Management (Hong Kong)              100           Hong Kong, China Hong Kong investment management and
                  Limited                                                                        advisory company marketing mutual
                                                                                                 funds
      Manulife Bank of Canada                                     100           Waterloo, Canada Provides integrated banking
                                                                                                 products and service options not
                                                                                                 available from an insurance company
      Manulife Canada Ltd.                                        100           Waterloo, Canada Canadian life insurance company
         FNA Financial Inc.                                       100            Toronto, Canada Holding company
      Elliott & Page Limited                                      100            Toronto, Canada Investment counseling, portfolio
                                                                                                 and mutual fund management in
                                                                                                 Canada
      First North American Insurance Company                      100            Toronto, Canada Canadian property and casualty
                                                                                                 insurance company
      NAL Resources Management Limited                            100            Calgary, Canada Management company for oil and gas
                                                                                                 properties
      Manulife Securities International Ltd.                      100           Waterloo, Canada Mutual fund dealer for Canadian
                                                                                                 operations
      Regional Power Inc.                                        83.5           Montreal, Canada Operator of hydro-electric power
                                                                                                 projects
         MLI Resources Inc.                                       100            Calgary, Canada Holding company for oil and gas
                                                                                                 assets and Japanese operations
      Manulife Life Insurance Company                             100               Tokyo, Japan Japanese life insurance company
      P.T. Asuransi Jiwa Manulife Indonesia                        95                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
         P.T. Manulife Aset Manajemen Indonesia                  95.3                   Jakarta, Indonesian investment management
                                                                                       Indonesia and advisory company marketing
                                                                                                 mutual funds
      The Manufacturers Life Insurance Co. (Phils.), Inc.         100                    Manila, Filipino life insurance company
                                                                                     Philippines
      Manulife (Singapore) Pte. Ltd.                              100                  Singapore Singaporean life insurance company
      Manulife (Vietnam) Limited                                  100          Ho Chi Minh City, Vietnamese life insurance company
                                                                                         Vietnam
      Manulife Insurance (Thailand) Public Company Limited       97.9          Bangkok, Thailand Thai life insurance company
      Manulife Europe Ruckversicherungs-Aktiengesellschaft        100           Cologne, Germany European property and casualty
                                                                                                 reinsurance company
      MFC Global Fund Management (Europe) Limited                 100            London, England Holding company
         MFC Global Fund Investment Management (Europe)           100            London, England Investment management company for
            Limited                                                                              Manulife Financial's international
                                                                                                 funds

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                           100 $11,547        Wilmington, Holding company
                                                                                Delaware, U.S.A.
      John Hancock Financial Services, Inc.                       100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Life Insurance Company                      100                    Boston, Leading U.S. based financial
                                                                                  Massachusetts, services company that offers a
                                                                                          U.S.A. diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
            John Hancock Variable Life Insurance Company          100                    Boston, U.S. based life insurance company
                                                                                  Massachusetts, that provides variable and
                                                                                          U.S.A. universal life insurance policies,
                                                                                                 and annuity products in all states
                                                                                                 in the U.S. except New York
            P.T. Asuransi Jiwa John Hancock Indonesia            96.2                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
            Independence Declaration Holdings LLC                 100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
               Declaration Management & Research LLC              100          McLean, Virginia, Provides institutional investment
                                                                                          U.S.A. advisory services
            John Hancock Subsidiaries LLC                         100                Wilmington, Holding company
                                                                                Delaware, U.S.A.
               John Hancock Financial Network, Inc.               100                    Boston, Financial services distribution
                                                                                  Massachusetts, organization
                                                                                           U.S.A
               The Berkeley Financial Group, LLC                  100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                           U.S.A
                  John Hancock Funds LLC                          100                    Boston, Mutual fund company
                                                                                  Massachusetts,
                                                                                           U.S.A
               Hancock Natural Resource Group, Inc.               100                    Boston, Manager of globally diversified
                                                                                  Massachusetts, timberland and agricultural
                                                                                           U.S.A portfolios for public and corporate
                                                                                                 pension plans, high net-worth
                                                                                                 individuals, foundations and
                                                                                                 endowments
      John Hancock International Holdings, Inc.                   100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         Manulife Insurance (Malaysia) Berhad                    45.8              Kuala Lumpur, Malaysian life insurance company
                                                                                        Malaysia
      John Hancock International, Inc.                            100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Tianan Life Insurance Company                50            Shanghai, China Chinese life insurance company

Item 27. Number of Contract Owners.


As of AUGUST 31, 2007, there were 115,482 qualified contracts and 85,628 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter

John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter


     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker** Warren Thomson***, and Karen Walsh**) who have authority to act on behalf of JHD LLC.


          *    Principal business office is 601 Congress Street, Boston, MA
               02210

          ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5


          ***  Principal business office is 197 Clarendon St, Boston, MA 02116


     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this ninth day of November 2007.

JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY
    (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    --------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)


By: /s/ John D. DesPrez III
    --------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the ninth day of November 2007.

Signature                               Title
---------                               -----


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Senior Vice President & Chief Financial
-------------------------------------   Officer
Lynne Patterson                         (Principal Financial Officer and
                                        Principal Accounting Officer)


                  *                     Director, Executive Vice President,
-------------------------------------   Life Insurance
James R. Boyle


                  *                     Director, Executive Vice President &
-------------------------------------   General Manager,
Marc Costantini                         John Hancock Variable Annuities


                  *                     Director, Executive Vice President &
-------------------------------------   General Manager,
Steven Finch                            John Hancock Life Insurance


                  *                     Director, Executive Vice President &
-------------------------------------   General Manager,
Katherine MacMillan                     John Hancock Retirement Plan Services


                  *                     Director, Executive Vice President,
-------------------------------------   Wealth Management
Hugh McHaffie


                  *                     Director
-------------------------------------
John R. Ostler


                                        Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director, Senior Vice President, Human
-------------------------------------   Resources
Diana Scott


                  *                     Director, Executive Vice President and
-------------------------------------   Chief Investments
Warren Thomson                          Officer, US Investments


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

 ITEM NO.                                DESCRIPTION
---------                                -----------
24(b)(15)   Power of Attorney (John D. DesPrez III, James R. Boyle, Marc
            Costantini, Steven Finch, Katherine MacMillan, Hugh McHaffie, John
            R. Ostler, Diana Scott, and Warren Thomson)